Trade payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payable and other current liabilities as of June 30, 2018 and December 31, 2017 are as follows:

	Balance as June 30,	Balance as December 31,
	2018	2017
	($ in thousands)
Trade accounts payable	97,970	107,662
Down payments from clients	6,483	6,466
Other accounts payable	49,464	41,016
Total	153,917	155,144